Depreciation, Amortization, and Impairment - Schedule of Impairment Assessment Process (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	81.37%	122.85%	141.23%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	54.45%